Operating Expenses - Schedule Of Operating Expenses By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 1,250	$ 1,190	$ 1,072
Other operating expenses	7	211	488
Operating expenses	3,611	3,616	3,124
Operating Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Transportation costs	1,667	1,715	1,592
Payroll	1,125	1,096	935
Professional legal, accounting and advisory services	274	277	185
Depreciation and amortization	227	205	178
Maintenance, repairs and supplies	111	98	83
Office supplies, utilities and rental expenses	80	85	71
Expected credit losses	15	11	9
Other operating expenses	112	129	71
Operating expenses	$ 3,611	$ 3,616	$ 3,124